Goodwill	12 Months Ended
Mar. 31, 2024
Intangible assets and goodwill [abstract]
Goodwill	11. Goodwill

Goodwill represents the excess of what we paid to acquire businesses over the fair value of their net assets at the acquisition date. We assess whether goodwill is recoverable by performing an impairment review annually or more frequently if events or changes in circumstances indicate a potential impairment.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing exchange rate. Goodwill is allocated to CGUs and this allocation is made to those CGUs that are expected to benefit from the acquisition in which the goodwill arose.
Impairment is recognised where there is a difference between the carrying value of the CGU and the estimated recoverable amount of the CGU to which that goodwill has been allocated. Any impairment is recognised immediately in the income statement and is not subsequently reversed.
Any impairment loss is first allocated to the carrying value of the goodwill and then to the other assets within the CGU. Recoverable amount is defined as the higher of fair value less costs to sell and estimated value-in-use at the date the impairment review is undertaken. Value-in-use represents the present value of expected future cash flows, discounted using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Total £m
Net book value at 1 April 2022	9,532
Exchange adjustments	315
Net book value at 1 April 2023	9,847
Exchange adjustments	(118)
Net book value at 31 March 2024	9,729
There was no significant accumulated impairment charge as at 31 March 2024 or 31 March 2023.
Impairment review of goodwill and indefinite-lived intangibles
Goodwill and indefinite-lived intangibles (see note 12) are reviewed annually for impairment and the recoverability is assessed by comparing the carrying amount of our operations with the expected recoverable amount on a value-in-use basis which uses pre-financing and pre-tax cash flow projections based on the Group’s financial plans, approved by the Directors, as a starting point. See below for a summary of which operations our goodwill and indefinite-lived intangibles are allocated to:

	2024	2023
CGU or group of CGUs	£m	£m
Goodwill:
National Grid Ventures – US	188	163
New England	1,541	1,609
New York	3,279	3,354
UK Electricity Distribution[1]	4,721	4,721
Total goodwill	9,729	9,847

Indefinite-lived intangibles (regulatory licences related to UK Electricity Distribution):
West Midlands	518	518
East Midlands	519	519
South Wales	257	257
South West	420	420
Total indefinite-lived intangibles	1,714	1,714
1.This is a combination of the West Midlands, East Midlands, South Wales and South West CGUs, reflecting the level at which the goodwill is monitored.
In each assessment, the value-in-use has been calculated assuming a stable regulatory framework and is based on projections that incorporate our best estimates of future cash flows, including costs, changes in commodity prices, future rates and growth. Such projections reflect our current regulatory agreements and allow for future agreements and recovery of investment, including those related to achieving the net zero plans of the jurisdictions that we operate in. Our plans have proved to be reliable guides in the past and the Directors believe the estimates are appropriate.
11. Goodwill continued
(a) Cash flow periods, terminal value and discount rate assumptions
We select cash flow durations longer than five years, when our forecasts are considered reliable. The cash flow durations selected reflect our knowledge and understanding of the regulatory environments in which we operate, and most significantly, where markets have legislated decarbonisation commitments by 2050, we may utilise longer cash flow forecasts that reflect the investment required to deliver those commitments before applying a terminal value at the point those commitments are due to be fulfilled and market growth is expected to stabilise. For our regulated
UK ED operations, we consider cash flow durations that run until 2050, reflecting the expected investment required in the network, in excess of economy‑wide long-term growth rates in order to deliver the energy transition. Total expenditure forecasts, comprising capital and operating expenditure, are estimated with reference to the Group’s strategic modelling and expectations around a reasonable energy transition based upon the policies and commitments in place today. Cash flows related to uncommitted future restructurings and enhancement capital expenditure
(beyond activity to reinforce the network and build new connections) are excluded from the projections. For our regulated US operations (New York and New England CGUs), we use a five-year cash flow forecast. For our National Grid Ventures operations, we typically model cash flows extending out to the end of each project’s operational life based on the long-term horizon of our projects.
For our UK ED business, a nominal terminal growth rate of 2.3% (2023: 2.6%) is assumed upon the terminal year cash flows, reflecting management’s best view, based on market and operational experience, of the expected long-term growth in the relevant market. For our regulated US operations we apply a growth rate of 2.4% (2023: 2.5%). This has been determined with regard to data on industry growth projections, specifically related to the energy transition, and projected growth in real Gross Domestic Product (GDP) for the territory within which the CGU is based.
Pre-tax cash flows are discounted by applying a pre-tax discount rate reflecting the time value of money and the risks specific to the group of assets. In practice, the post-tax discount rate for the group of assets in question is derived from a post-tax weighted average cost of capital. The assumptions used in the calculation of the weighted average cost of capital are benchmarked to externally available data. The determined discount rate is independent of the entity’s capital structure and reflects a market participant’s view of a risk adjusted discount rate specific to the CGU or group of CGUs. The post-tax discount rate is then grossed up to a pre-tax discount rate that is applied to pre-tax cash flows. The pre-tax discount rates used for the year ended 31 March 2024 were as follows: UK ED Group 5.0% (2023: 5.6%); UK ED distribution network operators 5.0% (2023:
5.6%); New York 6.2% (2023: 6.4%); New England 6.1% (2023: 6.6%); and National Grid Ventures – US 7.2% (2023: 8.6%).
(b) Key inputs and sensitivity analysis
In assessing the carrying value of goodwill and licences, we have sensitised our forecasts to factor in adjustments to key inputs to each model.
Whilst regulatory licences are tested for impairment before we test goodwill, we consider the sensitivity for goodwill attributable to UK ED and our regulated US operations and those related to licences separately below.
Goodwill – UK ED, regulated US operations (New York and New England) and National Grid Ventures – US
While key assumptions underpinning the goodwill valuations will change over time, the Directors consider that no reasonably foreseeable change would result in an impairment of goodwill. This is in view of the long-term nature of the key assumptions, including those used in determining an appropriate discount rate, and specifically the risk-free rate and total market return, the margin by which the estimated value-in-use exceeds the carrying amount and the nature of the regulatory regimes that UK ED and our regulated US businesses operate under. No reasonably possible changes to inputs to the impairment test performed over goodwill attributable to National Grid Ventures – US were identified as resulting in an impairment.
Indefinite-lived regulatory licences – UK ED
No reasonably possible changes to inputs to the impairment test performed over the South West, East Midlands, West Midlands and South Wales
Distribution Network Operator licences were identified as resulting in an impairment.